Fair Value Measurement Hierarchy	12 Months Ended
Mar. 31, 2025
Disclosure of fair value measurement hierarchy [abstract]
Fair Value Measurement Hierarchy
45.
Fair value measurement hierarchy

The Group categorises assets and liabilities measured at fair value into one of three levels depending on the ability to observe inputs employed in their measurement which are described as follows:

•
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•
Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognised at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

There were no material transfers between Level 1 and Level 2 fair value measurements, and no material transfers into or out of Level 3 fair value measurements during the years ended March 31, 2025 and 2024. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the year.

The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:

		As at March 31, 2024		As at March 31, 2025		As at March 31, 2025
Particulars	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	3,566	3,566	7,398	7,398	87	87

Financial assets at fair value through profit or loss
Investments	Level 2	2,325	2,325	1,342	1,342	16	16

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	5,935	5,935	6,370	6,370	75	75

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	546	546	857	857	10	10

Financial liabilities at fair value through profit or loss
Derivative instruments
- public share warrants	Level 1	558	558	156	156	2	2
- private share warrants	Level 2	214	214	34	34	0	0

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2025 and 2024:

Particulars	Level	Valuation technique	Inputs used
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Financial assets at fair value
Investments	Level 2	Market value techniques	Market value of investments

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days

Financial liabilities at fair value through profit or loss
Derivative instruments
- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows